Balance Sheet Accounts (Accrued Expenses and Other Current Liabilities) (Detail) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Jan. 01, 2018	Dec. 31, 2017
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Accrued payroll and employee related expenses	$ 2,134	$ 1,908
Lease liability, short-term	2,067
Accrued product warranty	1,065	601
Other	963	655
Accrued legal expenses	170
Other	793
Total	$ 6,229	$ 3,164	$ 2,161	$ 2,480